SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Share capital, shares authorized (in shares)	200,000,000	200,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Value of authorized share capital	$ 2,000	$ 2,000
Share capital, shares issued (in shares)	119,375,525	119,373,064
Value of issued and fully paid share capital	$ 1,194	$ 1,194